Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31

Interest income	2,626	1,442	274
Foreign exchange gain	2,272	4,983	8,876
Financial income occured by renegotiating the convertible bond debt OCEANE	0	0	35,578
Other financial income	324	119	52
TOTAL - Financial income	5,221	6,544	44,780
Financial expenses
Interest expenses	(11,289)	(11,643)	(4,846)
Interest expenses for leases	(148)	(134)	(109)
Foreign exchange losses	(1,657)	(13,508)	(2,163)
Other financial expenses	(17)	(11)	(5)
TOTAL - Financial expenses	(13,110)	(25,296)	(7,122)
FINANCIAL GAIN (LOSS)	(7,889)	(18,752)	37,658